Organization, Description of Business, and Liquidity and Going Concern (Allied Integral United Inc)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Allied Integral United Inc [Member]
Organization, Description of Business, and Liquidity and Going Concern
1.	Organization, Description of Business, and Liquidity and Going Concern

Allied Integral United Inc., a Delaware corporation, which conducts business under the name “Clearday” (the “Company”) was incorporated on December 20, 2017 and began its business on December 31, 2018 when it acquired the businesses of certain private funds that operate five (5) memory care residential facilities and other businesses (the “2018 Acquisition”), including commercial real estate, and four franchised Microtel Inn and Suite limited services hotels, from related parties. The memory care business is conducted through the Memory Care America LLC subsidiary which has been in the residential care business since November 2010 and has been managed by the Company executives for approximately 5 years. Since the 2018 Acquisition, the Company has been developing innovative care and wellness products and services focusing on the longevity market.

The 2018 Acquisition was structured as a merger (collectively, the “2018 Acquisition Merger”) under the terms of the Omnibus Agreement and Plan of Merger, dated as of December 31, 2018 (the “2018 Acquisition Merger Agreement”), by and among the Company, certain transitory special purpose subsidiaries, and the following companies (each, a “2018 Acquisition Target”): Trident Healthcare Properties I, L.P., a Delaware limited partnership; TBM Medical Investors, LLC, a Delaware limited liability company; Farm to Market Development Partners, L.P., a Delaware limited partnership; Shadow Retail Partners, L.P., a Delaware limited partnership; Longhorn Lodging, L.P., a Delaware limited partnership; Flash Partners, LLC, a Delaware limited liability company; and Hill Country Partners, L.P., a Delaware Limited Partnership. The Company issued 8,076,885 shares of its 6.75% Series A Cumulative Convertible Preferred Stock, par value $0.01 per share (“Series A Preferred Stock”) as the merger consideration for the 2018 Acquisition Merger. The 2018 Acquisition Merger was intended to be treated as a tax-free reorganization under the Internal Revenue Code.

As of December 31, 2018, the Company owned or leased and operated the following properties:

●	Five memory care facilities that focus on providing care for those with Alzheimer’s and other diagnoses of dementia, which are located in Arkansas, Florida, South Carolina, and Texas,
●	Four limited service hotel properties located in central Texas, and
●	Three commercial shopping centers and additional real estate investments located in Texas.

All of the Company’s assets that were acquired in the 2018 Acquisition that are not related to the memory care facilities or the longevity care and wellness industry, such as the limited-service hotel properties and the commercial shopping centers and other real estate investments, were designated as non-core businesses and held for disposition. Accordingly, such assets and liabilities are classified as held for sale in the consolidated balances sheets as of March 31, 2021 and December 31, 2020. Additionally, the results of operations for these non-core businesses are classified as income from discontinued operations within the unaudited consolidated statements of operations for the three month ended March 31, 2021 and March 31, 2020.

On March 11, 2020, the World Health Organization declared the outbreak of COVID-19, which continues to spread throughout the U.S. and the world, as a pandemic. The outbreak is having a significant impact on the global economy, resulting in rapidly changing market and economic conditions. National and local governments around the world instituted certain measures, including travel bans, prohibitions on group events and gatherings, shutdowns of certain non-essential businesses, curfews, shelter-in-place orders and recommendations to practice social distancing. The governmental response includes additional protocols for the health and safety of residents and staff in the Company’s facilities. The outbreak and associated restrictions on travel that have been implemented have had a material adverse impact on the Company’s business and cash flow from operations, similar to many businesses. The Company intends to resume normal operations as soon as practicable after the governmental restrictions are lifted. The total impact of COVID-19 is unknown and may continue as the rates of infection have increased in Texas and many other states in the U.S., thus additional restrictive measures may be necessary. As a result, management has concluded that there was a long-lived asset impairment triggering event during the three months ended March 31, 2021 and March 31, 2020, which required management to perform an impairment evaluation. See Note 5 – Discontinued Operations for additional discussion and results.

The impact of the COVID-19 pandemic could continue to have a material adverse effect on the Company’s business, results of operations, financial condition, liquidity and prospects in the near-term and beyond 2020. While management has used all currently available information in its forecasts, the ultimate impact of the COVID-19 pandemic on its results of operations, financial condition and cash flows is highly uncertain, and cannot currently be accurately predicted. The Company’s results of operations, financial condition and cash flows are dependent on future developments, including the duration of the pandemic and the related length of its impact on the global economy, such as a lengthy or severe recession or any other negative trend in the U.S. or global economy and any new information that may emerge concerning the COVID-19 outbreak and the actions to contain it or treat its impact, which at the present time are highly uncertain and cannot be predicted with any accuracy.

Liquidity and Going Concern

The Company has incurred cumulative consolidated operating losses and negative cash flows from operations since the Company’s inception. As of March 31, 2021, the Company has an accumulated deficit of $ 52,064,820, continued loss from operations of $3,659,192 and negative cash flows from continued operations in the amount of $ $2,353,853. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The Company plans to continue to fund its losses from operations and capital funding needs through public or private equity or debt financings or other sources, including the continued sale of its non-core assets. If the Company is not able to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs. Any of these actions could materially harm the Company’s business, results of operations and future prospects. The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result should the Company not continue as a going concern. Management does not believe they have sufficient cash for the next twelve months from the date of this report.

On April 29, 2021, the Company executed a promissory note with Benworth Capital Partners, LLC in the amount of $4,550,000. The original Naples Mortgage was paid off in the amount of $2,739,195 and there were also closing costs of $354,357 which netted the Company proceeds in the amount of $1,456,448. This new loan only has a one-year term as compared to the original mortgage which had a maturity date of 2041. In addition, this is a home equity loan with interest only payments at a fixed interest rate of 9.95%. The loan guaranteed by certain officers and is secured by the memory care facility in located at 2626 Goodlette-Frank Road, Naples, Florida 34105.

1.	Organization, Description of Business, and Liquidity and Going Concern

Allied Integral United Inc., a Delaware corporation, which conducts business under the name “Clearday” (the “Company”) was incorporated on December 20, 2017 and began its business on December 31, 2018 when it acquired the businesses of certain private funds that operate five (5) memory care residential facilities and other businesses (the “2018 Acquisition”), including commercial real estate, and four franchised Microtel Inn and Suite limited services hotels, from related parties. The memory care business is conducted through the Memory Care America LLC subsidiary which has been in the residential care business since November 2010 and has been managed by the Company executives for approximately 5 years. Since the 2018 Acquisition, the Company has been developing innovative care and wellness products and services focusing on the longevity market.

The 2018 Acquisition was structured as a merger (collectively, the “2018 Acquisition Merger”) under the terms of the Omnibus Agreement and Plan of Merger, dated as of December 31, 2018 (the “2018 Acquisition Merger Agreement”), by and among the Company, certain transitory special purpose subsidiaries, and the following companies (each, a “2018 Acquisition Target”): Trident Healthcare Properties I, L.P., a Delaware limited partnership; TBM Medical Investors, LLC, a Delaware limited liability company; Farm to Market Development Partners, L.P., a Delaware limited partnership; Shadow Retail Partners, L.P., a Delaware limited partnership; Longhorn Lodging, L.P., a Delaware limited partnership; Flash Partners, LLC, a Delaware limited liability company; and Hill Country Partners, L.P., a Delaware Limited Partnership. The Company issued 8,076,885 shares of its 6.75% Series A Cumulative Convertible Preferred Stock, par value $0.01 per share (“Series A Preferred Stock”) as the merger consideration for the 2018 Acquisition Merger. The 2018 Acquisition Merger was intended to be treated as a tax-free reorganization under the Internal Revenue Code.

As of December 31, 2018, the Company owned or leased and operated the following properties:

●	Five memory care facilities that focus on providing care for those with Alzheimer’s and other diagnoses of dementia, which are located in Arkansas, Florida, South Carolina, and Texas,
●	Four limited service hotel properties located in central Texas, and
●	Three commercial shopping centers and additional real estate investments located in Texas.

All of the Company’s assets that were acquired in the 2018 Acquisition that are not related to the memory care facilities or the longevity care and wellness industry, such as the limited service hotel properties and the commercial shopping centers and other real estate investments, were designated as non-core businesses and held for disposition. Accordingly, such assets and liabilities are classified as held for sale in the consolidated balances sheets as of December 31, 2020 and 2019. Additionally, the results of operations for these non-core businesses are classified as income from discontinued operations within the consolidated statements of operations for the years ended December 31, 2020 and 2019.

On March 11, 2020, the World Health Organization declared the outbreak of COVID-19, which continues to spread throughout the U.S. and the world, as a pandemic. The outbreak is having a significant impact on the global economy, resulting in rapidly changing market and economic conditions. National and local governments around the world instituted certain measures, including travel bans, prohibitions on group events and gatherings, shutdowns of certain non-essential businesses, curfews, shelter-in-place orders and recommendations to practice social distancing. The governmental response includes additional protocols for the health and safety of residents and staff in the Company’s facilities. The outbreak and associated restrictions on travel that have been implemented have had a material adverse impact on the Company’s business and cash flow from operations, similar to many businesses. The Company intends to resume normal operations as soon as practicable after the governmental restrictions are lifted. The total impact of COVID-19 is unknown and may continue as the rates of infection have increased in Texas and many other states in the U.S., thus additional restrictive measures may be necessary. As a result, management has concluded that there was a long-lived asset impairment triggering event during 2020, which required management to perform an impairment evaluation. See Note 5 – Discontinued Operations for additional discussion and results.

The impact of the COVID-19 pandemic could continue to have a material adverse effect on the Company’s business, results of operations, financial condition, liquidity and prospects in the near-term and beyond 2020. While management has used all currently available information in its forecasts, the ultimate impact of the COVID-19 pandemic on its results of operations, financial condition and cash flows is highly uncertain, and cannot currently be accurately predicted. The Company’s results of operations, financial condition and cash flows are dependent on future developments, including the duration of the pandemic and the related length of its impact on the global economy, such as a lengthy or severe recession or any other negative trend in the U.S. or global economy and any new information that may emerge concerning the COVID-19 outbreak and the actions to contain it or treat its impact, which at the present time are highly uncertain and cannot be predicted with any accuracy.

Liquidity and Going Concern

The Company has incurred cumulative consolidated operating losses and negative cash flows from operations since the Company’s inception. As of December 31, 2020, the Company has an accumulated deficit of $45,522,908.  These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The Company plans to continue to fund its losses from operations and capital funding needs through public or private equity or debt financings or other sources, including the continued sale of its non-core assets. If the Company is not able to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs. Any of these actions could materially harm the Company’s business, results of operations and future prospects. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result should the Company not continue as a going concern. Management does not believe they have sufficient cash for the next twelve months from the date of this report.